UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22048
Investment Company Act File Number

Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 64.3%

		Principal
Security		Amount	U.S. $ Value
Brazil — 8.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	412,234	$214,892
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,031,715
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	675,000	361,868
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,842,000	2,013,008
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,144,680
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	924,776
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	334,798

Total Brazil (identified cost $7,627,944)			$8,025,737

Chile — 2.4%
Government of Chile, 2.10%, 9/1/15(2)	CLP	83,818,480	$148,578
Government of Chile, 3.00%, 7/1/13(3)	CLP	482,149,429	906,579
Government of Chile, 3.00%, 5/1/17(4)	CLP	649,853,578	1,210,889
Government of Chile, 5.00%, 9/1/11(5)	CLP	62,863,860	124,880

Total Chile (identified cost $2,423,210)			$2,390,926

Colombia — 2.6%
Republic of Colombia, 9.85%, 6/28/27	COP	2,200,000,000	$1,116,441
Republic of Columbia, 12.00%, 10/22/15	COP	2,500,000,000	1,432,799

Total Colombia (identified cost $2,283,212)			$2,549,240

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(6)	CRC	88,846,613	$68,822
Titulo Propiedad Ud, 1.63%, 7/13/16(7)	CRC	10,254,033	8,585

Total Costa Rica (identified cost $101,819)			$77,407

Egypt — 0.3%
Arab Republic of Egypt, 8.75%, 7/18/12(8)	EGP	1,690,000	$300,801

Total Egypt (identified cost $295,844)			$300,801

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$241,024

Total Georgia (identified cost $190,794)			$241,024

Ghana — 0.3%
Ghana Government Bond, 13.00%, 8/2/10	GHS	470,000	$292,251

Total Ghana (identified cost $503,347)			$292,251

Hungary — 8.5%
Hungary Government Bond, 5.50%, 2/12/16	HUF	210,000,000	$951,436
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,691,026
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	850,518
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,448,926

		Principal
Security		Amount	U.S. $ Value
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	$703,324
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,674,683

Total Hungary (identified cost $7,801,484)			$8,319,913

Indonesia — 7.3%
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$990,348
Indonesia Government, 9.00%, 9/15/18	IDR	17,700,000,000	1,691,086
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,084,971
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,064,585
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	830,454
Republic of Indonesia, 6.875%, 1/17/18(9)	USD	100,000	101,750
Republic of Indonesia, 11.625%, 3/4/19(8)	USD	300,000	405,000

Total Indonesia (identified cost $7,004,542)			$7,168,194

Iraq — 0.2%
Republic of Iraq, 5.80%, 1/15/28(9)	USD	250,000	$171,875

Total Iraq (identified cost $140,357)			$171,875

Ivory Coast — 0.0%
Ivory Coast, 4.00%, 3/31/28(10)	USD	75,000	$27,566

Total Ivory Coast (identified cost $27,345)			$27,566

Macedonia — 0.3%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$326,490

Total Macedonia (identified cost $236,783)			$326,490

Malaysia — 7.3%
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	$3,167,059
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	3,972,042

Total Malaysia (identified cost $7,250,155)			$7,139,101

Mexico — 4.0%
Government of Mexico, 10.00%, 12/5/24	MXN	29,210,000	$2,522,732
Government of Mexico, 10.00%, 11/20/36	MXN	16,370,000	1,372,532

Total Mexico (identified cost $4,293,760)			$3,895,264

Peru — 1.8%
Republic of Peru, 6.90%, 8/12/37(8)	PEN	2,367,000	$822,884
Republic of Peru, 7.84%, 8/12/20	PEN	1,000,000	381,743
Republic of Peru, 8.60%, 8/12/17	PEN	1,405,000	570,116

Total Peru (identified cost $1,631,286)			$1,774,743

Poland — 4.2%
Poland Government Bond, 3.00%, 8/24/16(11)	PLN	1,509,055	$488,398
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	684,186

		Principal
Security		Amount	U.S. $ Value
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,183,532
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,795,260

Total Poland (identified cost $4,712,865)			$4,151,376

South Africa — 3.6%
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	$3,477,833

Total South Africa (identified cost $3,295,875)			$3,477,833

South Korea — 0.2%
Republic of South Korea, 7.125%, 4/16/19	USD	160,000	$179,950

Total South Korea (identified cost $158,514)			$179,950

Thailand — 6.4%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$667,059
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	3,971,372
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,657,065

Total Thailand (identified cost $6,121,653)			$6,295,496

Turkey — 5.9%
Turkey Government Bond, 9.00%, 5/21/14(12)	TRY	635,344	$458,924
Turkey Government Bond, 10.00%, 2/15/12(13)	TRY	5,664,385	4,078,033
Turkey Government Bond, 12.00%, 8/14/13(14)	TRY	1,564,206	1,230,352

Total Turkey (identified cost $4,603,845)			$5,767,309

Uruguay — 0.5%
Republic of Uruguay, 5.00%, 9/14/18(15)	UYU	12,850,500	$506,056

Total Uruguay (identified cost $530,903)			$506,056

Total Foreign Government Bonds (identified cost $61,235,537)			$63,078,552

Foreign Corporate Bonds — 0.2%

		Principal
Security		Amount	U.S. $ Value
Kazakhstan — 0.2%
Kazkommerts International, 7.875%, 4/7/14(9)	USD	300,000	199,500

Total Kazakhstan (identified cost $247,172)			$199,500

Total Foreign Corporate Bonds (identified cost $247,172)			$199,500

Mortgage-Backed Securities — 19.0%

	Principal
Security	Amount	U.S. $ Value
Mortgage Pass-Throughs — 19.0%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024	$6,265,615	$6,797,566

		$6,797,566

Federal National Mortgage Association:
2.63% with maturity at 2035(16)	$2,005,667	$2,052,675
4.388% with maturity at 2035(16)	1,854,918	1,917,522
5.50% with maturity at 2017	1,248,637	1,311,036
6.50% with maturity at 2017(17)	1,419,082	1,499,364
7.00% with various maturities to 2033	2,862,208	3,127,317
8.50% with maturity at 2032	1,665,333	1,915,383

		$11,823,297

Total Mortgage Pass-Throughs (identified cost $18,193,151)		$18,620,863

Total Mortgage-Backed Securities (identified cost $18,193,151)		$18,620,863

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value
Japanese Yen Put Option	JPY119,000	106.91	4/8/10	$5,596

Total Currency Options Purchased (identified cost $20,625)				$5,596

Short-Term Investments — 15.8%

Foreign Government Securities — 4.4%

		Principal
Security		Amount	U.S. $ Value
Egypt — 1.4%
Egypt Treasury Bill, 0.00%, 10/27/09	EGP	1,000,000	$176,086
Egypt Treasury Bill, 0.00%, 11/3/09	EGP	2,850,000	500,897
Egypt Treasury Bill, 0.00%, 11/17/09	EGP	3,750,000	656,598

Total Egypt (identified cost $1,333,264)			$1,333,581

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 10/15/09	ISK	2,339,000	$15,554
Iceland Treasury Bill, 0.00%, 11/16/09	ISK	12,824,000	84,366
Iceland Treasury Note, 7.00%, 3/17/10	ISK	8,011,000	53,830

Total Iceland (identified cost $145,360)			$153,750

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 9/24/09	LBP	110,000,000	$72,604
Lebanon Treasury Bill, 0.00%, 10/1/09	LBP	111,540,000	73,636
Lebanon Treasury Bill, 0.00%, 10/8/09	LBP	112,000,000	73,870
Lebanon Treasury Bill, 0.00%, 10/22/09	LBP	147,000,000	96,773
Lebanon Treasury Bill, 0.00%, 12/17/09	LBP	109,800,000	71,137
Lebanon Treasury Bill, 0.00%, 12/24/09	LBP	165,220,000	106,879
Lebanon Treasury Bill, 0.00%, 12/31/09	LBP	173,330,000	111,950

		Principal
Security		Amount	U.S. $ Value
Lebanon Treasury Bill, 0.00%, 1/7/10	LBP	168,000,000	$108,337
Lebanon Treasury Bill, 0.00%, 1/21/10	LBP	115,000,000	73,923
Lebanon Treasury Note, 9.32%, 10/8/09	LBP	110,000,000	73,540
Lebanon Treasury Note, 9.32%, 10/22/09	LBP	110,530,000	73,952

Total Lebanon (identified cost $939,990)			$936,601

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 9/22/09	KRW	230,000,000	$186,779
Korea Monetary Stabilization Bond, 5.42%, 8/24/09	KRW	384,000,000	313,237
Korea Monetary Stabilization Bond, 5.48%, 10/24/09	KRW	170,480,000	139,821

Total South Korea (identified cost $616,209)			$639,837

Sri Lanka — 1.3%
Sri Lanka Government Bond, 15.50%, 1/15/10	LKR	27,600,000	$244,399
Sri Lanka Treasury Bill, 0.00%, 10/30/09	LKR	37,140,000	315,009
Sri Lanka Treasury Bill, 0.00%, 11/6/09	LKR	27,800,000	235,079
Sri Lanka Treasury Bill, 0.00%, 1/8/10	LKR	39,400,000	326,521
Sri Lanka Treasury Bill, 0.00%, 1/15/10	LKR	16,000,000	132,810

Total Sri Lanka (identified cost $1,254,260)			$1,253,818

Total Foreign Government Securities (identified cost $4,289,083)			$4,317,587

Repurchase Agreements — 3.1%

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 6/5/09, and an interest rate of 1.35%, collateralized by Lebanon Government Bond with an interest rate of 7.125%, a maturity date of 3/5/10 and a market value of $3,114,625.(18)	$3,052	$3,052,332

Total Repurchase Agreements (identified cost $3,052,332)		$3,052,332

Other Securities — 8.3%

	Interest
Description	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.00%(19)	$8,116	$8,116,089

Total Other Securities (identified cost $8,116,089)		$8,116,089

Total Short-Term Investments (identified cost $15,457,504)		$15,486,008

Total Investments — 99.3% (identified cost $95,153,989)		$97,390,519

Currency Options Written — (0.0)%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value
Japanese Yen Call Option	JPY170,000	76.3	4/8/10	$(18,343)

Total Currency Options Written (Premiums received $21,790)				$(18,343)

Other Assets, Less Liabilities — 0.7%				$694,595

Net Assets — 100.0%				$98,066,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
LBP	-	Lebanese Pound
LKR	-	Sri Lanka Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

(1)		Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 224,000 and the current face is BRL 412,234.
(2)		Bond pays a 2.10% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 83,732,080 and the current face is CLP 83,818,480.
(3)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 481,652,430 and the current face is CLP 482,149,429.
(4)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 649,183,710 and the current face is CLP 649,853,578.
(5)		Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 62,821,350 and the current face is CLP 62,863,860.
(6)		Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 88,846,613.

(7)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 10,254,033.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $1,528,685 or 1.6% of the Portfolio’s net assets.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(10)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(11)	Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Poland Inflation Indexed CPI. The original face is PLN 1,315,000 and the current face is PLN 1,509,055.
(12)	Bond pays a 9.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 630,000 and the current face is TRY 635,344.
(13)	Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 4,668,000 and the current face is TRY 5,664,385.
(14)	Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 1,004,000 and the current face is TRY 1,564,206.
(15)	Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. The original face is UYU 10,440,000 and the current face is UYU 12,850,500.
(16)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2009.
(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(19)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $18,355.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/7/09	Euro 310,000	United States Dollar 436,174	$(5,671)
8/17/09	Euro 228,440	United States Dollar 318,991	(6,614)
8/20/09	Philippine Peso 16,500,000	United States Dollar 341,806	(949)
8/24/09	Philippine Peso 10,600,000	United States Dollar 219,584	(542)
8/24/09	Philippine Peso 15,200,000	United States Dollar 310,458	(5,195)
8/27/09	Euro 230,000	United States Dollar 327,043	(793)
8/31/09	Euro 643,000	United States Dollar 901,492	(15,031)
8/31/09	Japanese Yen 31,700,000	United States Dollar 335,109	20
10/30/09	Sri Lanka Rupee 37,140,000	United States Dollar 318,443	(1,534)
11/6/09	Sri Lanka Rupee 27,800,000	United States Dollar 237,871	(1,403)

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
1/8/10	Sri Lanka Rupee 27,800,000	United States Dollar 235,693	$(1,345)
1/8/10	Sri Lanka Rupee 11,600,000	United States Dollar 98,389	(520)
1/15/10	Sri Lanka Rupee 29,739,000	United States Dollar 252,947	(362)
1/15/10	Sri Lanka Rupee 16,000,000	United States Dollar 135,765	(518)
7/20/10	Kazakh Tenge 36,814,800	United States Dollar 225,858	(3,304)
7/21/10	Kazakh Tenge 36,865,500	United States Dollar 227,565	(1,865)
7/23/10	Kazakh Tenge 38,380,000	United States Dollar 236,549	(2,206)

			$(47,832)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/09	Mexican Peso 66,052,583	United States Dollar 4,959,834	$40,084
8/5/09	Mexican Peso 1,640,000	United States Dollar 123,785	356
8/5/09	Mexican Peso 4,620,000	United States Dollar 348,426	1,290
8/6/09	Colombian Peso 2,647,520,000	United States Dollar 1,334,772	(35,980)
8/6/09	New Turkish Lira 6,965,603	United States Dollar 4,671,139	61,255
8/6/09	Peruvian New Sol 1,303,000	United States Dollar 432,775	3,639
8/7/09	Euro 1,445,789	United States Dollar 2,055,913	4,784
8/7/09	Indonesian Rupiah 3,253,300,000	United States Dollar 326,178	1,530
8/10/09	Hungarian Forint 217,242,750	United States Dollar 1,095,526	66,031
8/10/09	Indian Rupee 21,900,300	United States Dollar 451,646	4,874
8/10/09	Indonesian Rupiah 13,614,580,000	United States Dollar 1,319,754	51,324
8/10/09	Russian Ruble 19,200,000	United States Dollar 598,784	10,497
8/13/09	Indonesian Rupiah 9,350,000,000	United States Dollar 911,928	29,449
8/13/09	New Turkish Lira 2,769,845	United States Dollar 1,767,159	111,834
8/13/09	South African Rand 12,326,167	United States Dollar 1,518,468	67,102
8/20/09	Norwegian Krone 3,872,300	United States Dollar 607,467	24,024
8/20/09	South African Rand 3,940,000	United States Dollar 503,087	3,026
8/20/09	South African Rand 13,213,775	United States Dollar 1,624,511	72,865
8/21/09	Australian Dollar 288,400	United States Dollar 229,987	10,940

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/21/09	Polish Zloty 1,167,000	United States Dollar 390,378	$10,323
8/21/09	Polish Zloty 12,655,780	United States Dollar 4,094,397	251,092
8/24/09	British Pound Sterling 240,000	Euro 278,719	3,613
8/24/09	Colombian Peso 2,093,161,275	United States Dollar 1,050,257	(25,896)
8/24/09	Thai Baht 78,968,000	United States Dollar 2,319,521	143
8/24/09	Thai Baht 31,000,000	United States Dollar 911,980	(1,364)
8/26/09	Zambian Kwacha 417,900,000	United States Dollar 79,028	3,680
8/27/09	Malaysian Ringgit 7,436,200	United States Dollar 2,097,718	11,340
8/27/09	Malaysian Ringgit 1,159,900	United States Dollar 329,677	(686)
8/27/09	Norwegian Krone 2,000,000	United States Dollar 318,588	7,511
8/31/09	Serbian Dinar 17,000,000	Euro 180,505	954
9/2/09	Brazilian Real 4,068,000	United States Dollar 2,129,286	38,517
9/2/09	Brazilian Real 1,970,000	United States Dollar 1,047,872	1,924
9/3/09	Polish Zloty 6,555,900	Euro 1,564,579	18,913
9/4/09	Indonesian Rupiah 2,095,000,000	United States Dollar 210,299	254
9/21/09	Serbian Dinar 15,100,000	Euro 158,947	1,496
9/28/09	Indonesian Rupiah 1,950,000,000	United States Dollar 192,156	3,216
12/11/09	Zambian Kwacha 507,200,000	United States Dollar 95,249	826
12/21/09	Zambian Kwacha 590,000,000	United States Dollar 109,259	2,042
1/27/10	Zambian Kwacha 1,046,823,800	United States Dollar 192,502	2,026
5/26/10	Zambian Kwacha 581,200,000	United States Dollar 98,242	3,931
5/27/10	Zambian Kwacha 540,750,000	United States Dollar 91,250	3,762
7/20/10	Ukraine Hryvnia 2,269,900	United States Dollar 225,861	(8,498)
7/21/10	Ukraine Hryvnia 2,253,200	United States Dollar 227,596	(11,911)
7/23/10	Ukraine Hryvnia 2,355,400	United States Dollar 237,919	(12,616)
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	(3,355)
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	(6,647)

			$823,514

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $358,815 and a payable of $85,135.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
8/09	6 MSCI Taiwan Index	Long	$153,027	$153,600	$573
9/09	2 Euro-Bobl	Short	(326,200)	(331,097)	(4,897)
9/09	2 Euro-Bund	Short	(337,730)	(347,887)	(10,157)
9/09	10 U.S. 30 Year Treasury Bond	Short	(1,179,184)	(1,190,000)	(10,816)
9/09	5 U.S. 5 Year Treasury Note	Short	(578,108)	(576,915)	1,193
9/09	17 U.S. 10 Year Treasury Note	Short	(1,997,034)	(1,993,781)	3,253

					$(20,851)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

•	MSCI Taiwan Index: A free-float weighted index of stocks listed on Taiwan Stock Exchange.

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation
Barclays Bank PLC	PLN 8,000	Pay	3-month PLN WIBOR	5.42%	6/01/14	$21,649
Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08%	8/06/13	293,092
Credit Suisse	PLN 10,000	Pay	3-month PLN WIBOR	5.17%	6/15/12	20,116
JPMorgan Chase Bank	BRL 1,272	Pay	Brazil Interbank Deposit Rate	12.83%	12/30/11	44,441
JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBOR	9.05%	10/12/15	98,625

						$477,923

BRL	-	Brazilian Real

MXN	-	Mexican Peso

PLN	-	Polish Zloty

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$300	5.25%	11/20/09	0.53%	$7,549
Iceland	Barclays Bank PLC	200	1.88	3/20/18	4.92	(35,457)
Iceland	JPMorgan Chase Bank	500	1.75	3/20/18	4.92	(92,544)
Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	4.92	(17,608)
Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	4.77	(39,777)
Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	4.77	(34,429)
Kazakhstan	Barclays Bank PLC	300	9.75	11/20/09	2.19	12,883
Kazakhstan	Citigroup Global Markets	300	8.00	10/20/09	2.19	10,724
Peru	Citigroup Global Markets	300	2.00	9/20/11	1.04	8,247
Peru	Citigroup Global Markets	100	2.90	10/20/13	1.37	6,868

						$(173,544)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net Unrealized
		Amount	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$1,694
Austria	Barclays Bank PLC	200	1.42	3/20/14	(7,564)
Brazil	Barclays Bank PLC	450	1.65	9/20/19	(3,881)
Kazakhstan	Barclays Bank PLC	300	2.43	9/20/13	16,326
Lebanon	Citigroup Global Markets	250	3.30	9/20/14	(2,181)
Malaysia	Barclays Bank PLC	300	2.40	3/20/14	(22,162)
Malaysia	Citigroup Global Markets	300	2.45	3/20/14	(22,832)
Thailand	Barclays Bank PLC	400	0.97	9/20/19	(4,785)
Thailand	Citigroup Global Markets	200	0.95	9/20/19	(2,064)
Turkey	Barclays Bank PLC	1,190	2.12	1/20/13	(10,768)
Turkey	Citigroup Global Markets	430	2.93	9/20/19	(29,130)

					$(87,347)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $2,500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$153,290	8/25/10	1-month USD-LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$16,552

					$16,552

Cross-Currency Swaps

	Notional Amount	Notional Amount
	on Fixed Rate	on Floating Rate	Floating	Fixed	Termination	Net Unrealized
Counterparty	(Currency Received)	(Currency Delivered)	Rate	Rate	Date	Depreciation
Citigroup Global Markets	TRY 169,736	USD 105,035	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(20,180)
Citigroup Global Markets	TRY 339,968	USD 205,047	3-month USD-LIBOR-BBA	12.10%	2/15/12	(46,303)
Citigroup Global Markets	TRY 500,316	USD 297,807	3-month USD-LIBOR-BBA	12.46%	8/14/13	(76,152)
Credit Suisse	TRY 258,962	USD 149,603	3-month USD-LIBOR-BBA	12.45%	2/15/12	(42,091)
JPMorgan Chase Bank	TRY 685,893	USD 463,128	3-month USD-LIBOR-BBA	11.20%	5/21/14	0

						$(184,726)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2009 was as follows:

		Principal Amount of
		Contracts	Premiums
		(000’s omitted)	Received
Outstanding, beginning of period		—	—
Options written	JPY	170,000	$21,790

Outstanding, end of period	JPY	170,000	$21,790

JPY	-	Japanese Yen

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$64,291	$(325,182)

		$64,291	$(325,182)

Equity	Futures Contracts	$573	$—
Equity	Total Return Swaps	16,552	—

		$17,125	—

Foreign Exchange	Currency Options Purchased	$5,596	$—
Foreign Exchange	Currency Options Written	—	(18,343)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,289,302	(239,940)

		$1,294,898	$(258,283)

Interest Rate	Cross-Currency Swaps	$—	$(184,726)
Interest Rate	Futures Contracts	4,446	(25,870)
Interest Rate	Interest Rate Swaps	477,923	—

		$482,369	$(210,596)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,660,489

Gross unrealized appreciation	$4,145,295
Gross unrealized depreciation	(2,415,265)

Net unrealized appreciation	$1,730,030

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Government Bonds	$—	$63,078,552	$—	$63,078,552
Foreign Corporate Bonds	—	199,500	—	199,500
Mortgage-Backed Securities	—	18,620,863	—	18,620,863
Currency Options Purchased	—	5,596	—	5,596
Short-Term Investments	8,116,089	7,369,919	—	15,486,008

Total Investments	$8,116,089	$89,274,430	$—	$97,390,519

Forward Foreign Currency Exchange Contracts	$—	$1,289,302	$—	$1,289,302
Credit Default Swaps	—	64,291	—	64,291
Futures Contracts	5,019	—	—	5,019
Interest Rate Swaps	—	477,923		477,923
Total Return Swaps	—	16,552	—	16,552

Total	$8,121,108	$91,122,498	$—	$99,243,606

Liability Description
Currency Options Written	$—	$(18,343)	$—	$(18,343)
Forward Foreign Currency Exchange Contracts	—	(239,940)	—	(239,940)
Credit Default Swaps	—	(325,182)	—	(325,182)
Cross-Currency Swaps	—	(184,726)	—	(184,726)
Futures Contracts	(25,870)	—	—	(25,870)

Total	$(25,870)	$(768,191)	$—	$(794,061)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Foreign Government	Short-Term
	Bonds	Investments	Total
Balance as of October 31, 2008	$356,884	$203,327	$560,211
Realized gains (losses)	—	(31,336)	(31,336)
Change in net unrealized appreciation (depreciation)	(64,633)	9,090	(55,543)
Net purchases (sales)	—	(181,081)	(181,081)
Accrued discount (premium)	—	—	—
Net transfers to (from) Level 3	(292,251)	—	(292,251)

Balance as of July 31, 2009	$—	$—	$—

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009